WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	BELGIUM — 6.4%
5,780	D'ieteren Group	$948,675
4,690	KBC Group N.V.	245,655
		1,194,330
	CANADA — 12.2%
6,840	Bank of Nova Scotia	416,898
13,420	Brookfield Asset Management, Inc. - Class A	666,303
18,930	CAE, Inc.*	501,267
4,770	CGI, Inc.*	408,884
7,320	Open Text Corp.	299,388
		2,292,740
	CHINA — 3.1%
1,800	Baidu, Inc. - ADR*	245,826
72,000	China Mengniu Dairy Co., Ltd.*	334,512
		580,338
	GERMANY — 6.8%
4,650	KION Group A.G.	212,104
2,650	Merck KGaA	504,735
1,810	MTU Aero Engines A.G.	349,907
1,510	Volkswagen A.G.	213,504
		1,280,250
	HONG KONG — 3.1%
32,970	AIA Group Ltd.	331,238
22,940	Techtronic Industries Co., Ltd.	254,557
		585,795
	INDIA — 6.6%
36,100	ICICI Bank Ltd. - ADR	750,158
7,530	Reliance Industries Ltd. - GDR	477,058
		1,227,216
	IRELAND — 5.2%
2,360	ICON PLC*	569,350
2,780	Trane Technologies PLC	408,632
		977,982
	ISRAEL — 3.8%
72,020	Israel Discount Bank Ltd. - Class A	409,490
1,420	Nice Ltd. - ADR*	303,908
		713,398

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 17.5%
4,900	Advantest Corp.	$291,437
8,300	Bandai Namco Holdings, Inc.	648,416
10,200	FUJIFILM Holdings Corp.	582,645
18,200	Olympus Corp.	389,520
7,150	Sony Group Corp. - ADR	610,539
9,400	Square Enix Holdings Co., Ltd.	436,158
900	Tokyo Electron Ltd.	309,774
		3,268,489
	MEXICO — 3.3%
22,950	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	222,615
69,310	Grupo Financiero Banorte S.A.B. de C.V. - Class O	394,362
		616,977
	NETHERLANDS — 2.7%
3,560	Akzo Nobel N.V.	239,596
1,650	Koninklijke DSM N.V.	264,253
		503,849
	NORWAY — 1.6%
12,620	Mowi A.S.A.	291,208
	RUSSIA — 0.0%
8,120	HeadHunter Group PLC - ADR[1]	—
34,600	Sberbank of Russia PJSC - ADR*,1	—
		—
	SINGAPORE — 1.9%
7,460	Kulicke & Soffa Industries, Inc.	358,975
	SWEDEN — 5.2%
25,840	Atlas Copco A.B. - A Shares	302,053
15,030	Getinge A.B. - B Shares	339,166
17,700	Sandvik A.B.	326,144
		967,363
	SWITZERLAND — 8.0%
2,460	Chubb Ltd.	464,054
66,500	Glencore PLC*	376,885
1,000	Roche Holding A.G.	331,987
2,500	TE Connectivity Ltd.	334,325
		1,507,251

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.8%
3,750	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$331,800
	THAILAND — 2.2%
4,300	Fabrinet*	413,058
	UNITED KINGDOM — 2.8%
17,910	RELX PLC - ADR	528,703
	UNITED STATES — 3.1%
1,910	Helen of Troy Ltd.*	255,539
9,000	Schlumberger N.V.	333,270
		588,809
	TOTAL COMMON STOCKS
	(Cost $21,827,676)	18,228,531

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$517,289	UMB Bank Demand Deposit, 1.48%[2]	517,289
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $517,289)	517,289
	TOTAL INVESTMENTS — 100.1%
	(Cost $22,344,965)	18,745,820
	Liabilities in Excess of Other Assets — (0.1)%	(12,818)
	TOTAL NET ASSETS — 100.0%	$18,733,002

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.